Inventories (Details) - USD ($) $ in Thousands	2 Months Ended	3 Months Ended		9 Months Ended		10 Months Ended	12 Months Ended
	Dec. 31, 2020	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Nov. 12, 2020	Dec. 31, 2021
Inventories
Raw materials	$ 635	$ 2,519		$ 2,519			$ 924
Work in process	910	1,420		1,420			582
Finished goods		1,743		1,743			719
Total inventories	1,545	5,682		5,682			2,225
Inventories written down	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 493